Share - Based Payment (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Total Expenses Arising From Share-based Payment Transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Employee share-based payment expense	1,724,282	1,581,987

	1,724,282	1,581,987

Executive Incentive Plan [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted
Set out below are summaries of options granted under the EIP:
There are no outstanding options under EIP at the beginning of the financial year 2020 and no option was granted during the year ended June 30, 2020.
There are no outstanding options under EIP at the beginning of the financial year 2019 and no option was granted during the year ended June 30, 2019.

2018 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	(1,515,752)	—	—
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	(165,116)	—	—

Total			1,680,868	—	—	(1,680,868)	—	—

Executive Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted
Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive
directors:
Financial year ended June 30, 2020

Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 17, 2017	0.240	1,666,667	—	(1,666,667)	—	—	—
November 28, 2017	0.230	500,000	—	—	—	500,000	—
November 29, 2017	0.230	2,000,001	—	(2,000,001)	—	—	—
October 2, 2018	0.470	775,118	—	(387,558)	—	387,560	—
October 3, 2019	0.260	—	4,500,000	—	—	4,500,000	—
November 1, 2019	0.280	—	3,600,000	—	—	3,600,000	—
January 2, 2020	0.260	—	2,850,000	—	—	2,850,000	—

Total		4,941,786	10,950,000	(4,054,226)	—	11,837,560	—

Financial year ended June 30, 2019

Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	(2,757,353)	—	—
September 19, 2014	0.044	919,118	—	—	(919,118)	—	—
November 14, 2014	0.038	9,191,177	—	—	(9,191,177)	—	—
November 14, 2014	0.040	3,063,725	—	—	(3,063,725)	—	—
October 1, 2015	0.060	600,000	—	—	(600,000)	—	—
October 1, 2015	0.061	200,000	—	—	(200,000)	—	—
August 2, 2017	0.020	3,900,000	—	(3,900,000)	—	—	—
November 17, 2017	0.024	33,333,333	—	(16,666,667)	—	16,666,666	—
November 28, 2017	0.023	15,000,000	—	(10,000,000)	—	5,000,000	—
November 29, 2017	0.023	40,000,000	—	(20,000,000)	—	20,000,000	—
October 2, 2018	0.047	—	7,751,152	—	—	7,751,152	—

Total		108,964,706	7,751,152	(50,566,667)	(16,731,373)	49,417,818	—

Financial year ended June 30, 2018

Grant date	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
September 19, 2014	0.044	2,757,353	—	—	—	2,757,353	—
September 19, 2014	0.044	919,118	—	—	—	919,118	—
November 14, 2014	0.038	9,191,177	—	—	—	9,191,177	—
November 14, 2014	0.040	3,063,725	—	—	—	3,063,725	—
August 5, 2015	0.047	14,000,001	—	(14,000,001)	—	—	—
October 1, 2015	0.060	600,000	—	—	—	600,000	—
October 1, 2015	0.061	200,000	—	—	—	200,000	—
March 7, 2016	0.041	1,486,326	—	(1,486,326)	—	—	—
February 10, 2017	0.035	1,634,375	—	(1,634,375)	—	—	—
August 2, 2017	0.020	—	3,900,000	—	—	3,900,000	—
November 17, 2017	0.024	—	50,000,000	(16,666,667)	—	33,333,333	—
November 28, 2017	0.023	—	15,000,000	—	—	15,000,000	5,000,000
November 29, 2017	0.023	—	60,000,000	(20,000,000)	—	40,000,000	—

Total		33,852,075	128,900,000	(53,787,369)	—	108,964,706	5,000,000

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted during the year ended June 30, 2020 included:

Grant date	October 3, 2019	November 1, 2019	January 2, 2020
Share price at grant date	$0.260	$0.280	$0.26
Expected price volatility of the Company’s shares	61%	63%	59%
Expected dividend yield	Nil	Nil	Nil
Risk-free interest rate	0.61%	0.78%	0.88%
The model inputs for STI performance rights granted during the year ended June 30, 2019 included:

Grant date	September 28, 2018
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	78%
Expected dividend yield	Nil
Risk-free interest rate	2.02%
The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	August 2, 2017	November 17, 2017	November 28, 2017	November 2 9 , 2017
Share price at grant date	$0.020	$0.024	$0.023	$0.023
Expected price volatility of the Company’s shares	49%	73%	74%	74%
Expected dividend yield	Nil	Nil	Nil	Nil
Risk-free interest rate	1.75%	1.79%	1.88%	1.73%

Directors Incentive Plan [member] | Performance rights [member]
Statement [LineItems]
Summaries of Performance Rights Granted
Set out below are summaries of performance rights granted with shareholders’ approval.

2020 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 25, 2016	Director rights		0.380	547,274	—	(273,637)	273,637	—
November 17, 2017	Director rights		0.210	853,307	—	(426,653)	426,654	—
November 16, 2018	Director rights		0.390	750,000	—	(250,000)	500,000	—
November 1, 2019	Director rights		0.280	—	1,500,000	—	1,500,000	—

Total				2,150,581	1,500,000	(950,290)	2,700,291	—

On 5 November 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal 2020 movement table have therefore been adjusted retrospectively for the share consolidation.
The number of performance rights and fair value in fiscal 2019 and 2018 movement table are prepared on pre share consolidation basis.

2019 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 25, 2016	Director rights	0.038	8,209,101	—	(2,736,367)	—	5,472,734	—
November 17, 2017	Director rights	0.021	13,272,356	—	(4,739,293)	—	8,533,063	—
November 21, 2018	Director rights	0.039	—	10,000,000	(2,500,000)	—	7,500,000	—

Total			21,481,457	10,000,000	(9,975,660)	—	21,505,797	—

2018 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	857,844	—	(857,844)	—	—	—
November 25, 2016	Director rights	0.038	10,023,350	—	(1,814,249)	—	8,209,101	—
November 17, 2017	Director rights	0.024	—	13,272,356	—	—	13,272,356	—

Total			10,881,194	13,272,356	(2,672,093)	—	21,481,457	—

Summary of STI Performance Rights Granted
The model inputs for STI performance rights granted during the year ended June 30, 2020 included:

Grant date	November 1, 2019
Share price at grant date	$0.280
Expected price volatility of the Company’s shares	63%
Expected dividend yield	Nil
Risk-free interest rate	0.78%

The model inputs for STI performance rights granted during the year ended June 30, 2019 included:

Grant date	November 16, 2018
Share price at grant date	$0.039
Expected price volatility of the Company’s shares	76%
Expected dividend yield	Nil
Risk-free interest rate	1.96%

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	November 17, 2017
Share price at grant date	$0.024
Expected price volatility of the Company’s shares	73%
Expected dividend yield	Nil
Risk-free interest rate	1.79%

Ridgeback Capital Investments and Trout Group LLC. [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted
Set out below is a summary of the options granted to both parties:

2020 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
July 31, 2015	August 5,2020	0.235	37,144,524	—	—	—	37,144,524	37,144,524
July 31, 2015	August 5, 2021	0.248	847,600	—	—	—	847,600	847,600
October 30, 2015	October 30, 2020	0.568	79,311	—	—	—	79,311	79,311
March 7, 2016	March 7, 2021	0.398	102,628	—	—	—	102,628	102,628

Total			38,174,063	—	—	—	38,174,063	38,174,063